INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Federal.
Current			$ 214,850
Deferred		$ (118,531)	(715,345)
Change in valuation allowance		$ 118,531	715,345
Income tax provision	$ (59,598)		$ (214,850)